Capitalization - Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Temporary Equity [Line Items]
Conversion basis of convertible preferred stock into common stock upon closing of initial public offering	One-for-one
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Increase in carrying value due to accretion to redemption value	$ 6,442	$ 2,603	$ 1,669